Business Combination - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed (Details) - USD ($)		Mar. 31, 2025	Apr. 15, 2024		Mar. 31, 2024
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed [Abstract]
Cash consideration			$ 75,000,000
Non-controlling interests	[1]		75,000,000
Total			150,000,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents acquired			759,257
Other Receivables			10,796
Prepayment			829,162
Intangible assets:
Software			121,600
Patents			120,748,253
Internet hospital license			9,905,778
Other Payables			(12,662)
Contact liabilities			(1,801,197)
Tax Payable			(421)
Deferred tax liabilities			(32,663,508)
Goodwill		$ 10,833,735	$ 52,102,945	[2]

[1]	Non-controlling interests represent the interests allocated to the minority shareholders of Tianjin Wangyi Cloud. Fair value of the non-controlling interests was estimated with reference to the purchase price per share as of the acquisition date.
[2]	Goodwill represents the excess of the purchase price over the fair value of the identifiable assets acquired and liabilities assumed in the acquisition. Goodwill primarily represents the expected synergies from combining operations of Tianjin Wangyi Cloud with those of the Company.